Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Commitments [Abstract]
Commitments
15. Commitments

Operating Lease Agreements

On May 23, 2011, the Company executed a non-cancelable operating lease for corporate office space which began on June 1, 2011 and expires on March 30, 2015.  Total base rent due during the term of the lease is $973,595.  Monthly rent escalates during the term, but is recorded on a straight-line basis over the term of the lease.  The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.  Rent expense under this lease for the nine months ended September 30, 2013 and 2012 was $190,486.

During 2012, the Company entered into multiple two-year lease agreements with HP for equipment and certain other assets.  Rent expense under this lease for the nine months ended September 30, 2013 totaled $141,886.  On January 11, 2013, the Company obtained a letter of credit from JP Morgan in the amount of $200,000 in favor of HP. This letter of credit expires on January 31, 2014 and was increased to $270,000 as of September 30, 2013 (See Note 3).

The Company entered into a two-year service agreement with Equinix Operating Co., Inc. (“Equinix”) whereby Equinix will provide certain products and services to the Company from January 2013 to January 2015.  Pursuant to the service agreement, the Company agreed to pay monthly recurring fees in the amount of $8,450 and certain nonrecurring fees in the amount of $9,700.  The agreement automatically renews for additional twelve month terms unless earlier terminated by either party.  Hosting expense under this lease totaled $123,934 for the nine months ended September 30, 2013.

14. Commitments

On May 23, 2011, the Company executed a non-cancelable operating lease for corporate office space which began on June 1, 2011 and expires on March 30, 2015.  Total base rent due during the term of the lease is $973,595.  Monthly rent escalates during the term, but is recorded on a straight-line basis over the term of the lease.  The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.  Rent expense under this lease for the years ended December 31, 2013 and 2012 was $253,982.

During 2012, the Company entered into multiple two-year lease agreements with HP for equipment and certain financed items. During 2013, we entered into two additional two-year lease agreements with HP for equipment and certain financed items. Monthly rent expense is $23,248 until September 2014, $16,664 until May 2015, and then $1,306 per month until July 2015.  Rent expense under the HP leases for the year ended December 31, 2013 and 2012 totaled $217,726 and $42,468, respectively. On January 11, 2013, the Company obtained a letter of credit from JP Morgan in the amount of $200,000 in favor of HP. This letter of credit expires on January 31, 2014 and was increased to $270,000 as of September 30, 2013 (See Note 3).

The Company entered into a two-year service agreement with Equinix Operating Co., Inc. (“Equinix”) whereby Equinix agreed to provide certain products and services to the Company from January 2013 to January 2015.  Pursuant to the service agreement, the Company agreed to pay monthly recurring fees in the amount of $8,450 and certain nonrecurring fees in the amount of $9,700.  The agreement automatically renews for additional twelve month terms unless earlier terminated by either party.  Hosting expense under this lease totaled $180,495 for the year ended December 31, 2013.

At December 31, 2013, future minimum payments under non-cancelable operating leases were as follows:

Year	Amount
2014	552,736
2015	160,306
2016	-
2017 and thereafter	-
Total	$713,042